Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000009559 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Portfolio
Trading Symbol	QDRPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$53	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of 12.28%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Detractors from Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 10% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period
Contributors to Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	7.97%	0.97%	3.89%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,200,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,300
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$7.2
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	13%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$1.3

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.65%
Office REITs	19.96%
Residential REITs	16.60%
Industrial REITs	12.23%
Health Care REITs	10.04%

[1]	Annualized.